Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
SCHEDULE OF ASSETS HELD FOR INVESTMENT PURPOSES AT END OF YEAR
Form 5500, Schedule H, Part IV, Line 4i
The Scotts Company LLC Retirement Savings Plan
EIN 31-1414921
Plan Number 001
December 31, 2025

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	(d) Cost	(e) Current Value
	Boston Trust Walden Small-Mid Cap CIT	Common Collective Trust	**	$280,665
	Dodge and Cox Stock Fund Class X	Registered Investment Company	**	26,520,680
	EuroPacific Growth Fund Class R6	Registered Investment Company	**	13,995,979
*	Fidelity Brokerage Link	Self-Directed Brokerage Option	**	33,026,551
*	Fidelity Contrafund Commingled Pool Class A	Common Collective Trust	**	54,209,591
*	Fidelity Managed Income Portfolio II	Common Collective Trust	**	21,409,173
*	Fidelity Puritan Fund Class K	Registered Investment Company	**	17,643,745
	Loomis Sayles Core Plus Fixed Income Class F	Common Collective Trust	**	9,395,386
*	Spartan 500 Index Pool Class C	Common Collective Trust	**	64,001,027
*	Spartan Total International Index Pool Class C	Common Collective Trust	**	5,871,711
	T. Rowe Price Large-Cap Growth Trust B	Common Collective Trust	**	52,683,022
*	The Scotts Miracle-Gro Company Common Shares	Employer Securities	**	21,392,161
	Vanguard Cash Reserves Federal Money Market Fund - Admiral	Money Market Fund	**	96,029
	Vanguard Extended Market Index Fund	Registered Investment Company	**	30,877,495
	Vanguard Short Term Inflation Protected Securities Fund	Registered Investment Company	**	2,073,067
	Vanguard Target Retirement 2020 Trust II	Common Collective Trust	**	7,739,621
	Vanguard Target Retirement 2025 Trust II	Common Collective Trust	**	20,714,651
	Vanguard Target Retirement 2030 Trust II	Common Collective Trust	**	48,753,294
	Vanguard Target Retirement 2035 Trust II	Common Collective Trust	**	52,698,683
	Vanguard Target Retirement 2040 Trust II	Common Collective Trust	**	56,061,327
	Vanguard Target Retirement 2045 Trust II	Common Collective Trust	**	63,963,687
	Vanguard Target Retirement 2050 Trust II	Common Collective Trust	**	62,268,686
	Vanguard Target Retirement 2055 Trust II	Common Collective Trust	**	48,666,545
	Vanguard Target Retirement 2060 Trust II	Common Collective Trust	**	21,240,973
	Vanguard Target Retirement 2065 Trust II	Common Collective Trust	**	10,075,660
	Vanguard Target Retirement 2070 Trust II	Common Collective Trust	**	960,277
	Vanguard Target Retirement Income Trust II	Common Collective Trust	**	4,922,012
	Vanguard Total Bond Market Index Fund Institutional Shares	Registered Investment Company	**	3,317,475
	Total Investments			$754,859,173
*	Participant loans	Participant loans (interest rates ranging from 4.25% to 9.50% with varying maturity dates through March 6, 2035)		13,937,173
				$768,796,346